Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Detail) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 TTD ($)	Oct. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 5,766			$ 4,681
Par value	5,561			4,592
Subordinated indebtedness sold short (held) for trading purposes, at par value	(54)			3
Subordinated indebtedness sold short (held) for trading purposes	(54)			3
Subordinated indebtedness net of trading purposes, at par value	5,507			4,595
Subordinated indebtedness net of trading purposes	5,712			4,684
July 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 35			34
Interest rate	5.75%	5.75%	5.75%
Contractual maturity date	July 11, 2024
Par value	$ 35			34
July 11, 2024 [member] | Fixed interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 175
January 26, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,001			991
Interest rate	3.42%	3.42%	3.42%
Contractual maturity date	January 26, 2026
At par	Jan. 26, 2021
Par value	$ 1,000			1,000
April 4, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,568			1,533
Interest rate	3.45%	3.45%	3.45%
Contractual maturity date	April 4, 2028
At par	Apr. 04, 2023
Par value	$ 1,500			1,500
May 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 40			40
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2029
Par value	$ 25			25
June 19, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,535			1,494
Interest rate	2.95%	2.95%	2.95%
Contractual maturity date	June 19, 2029
At par	Jun. 19, 2024
Par value	$ 1,500			1,500
July 21, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,000
Interest rate	2.01%	2.01%	2.01%
Contractual maturity date	July 21, 2030
At par	Jul. 21, 2025
Par value	$ 1,000
January 7, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 214			200
Interest rate	11.60%	11.60%	11.60%
Contractual maturity date	January 7, 2031
At greater of Canada Yield Price and par	January 7, 1996
Par value	$ 200			200
May 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 160			149
Interest rate	10.80%	10.80%	10.80%
Contractual maturity date	May 15, 2031
At greater of Canada Yield Price and par	May 15, 2021
Par value	$ 150			150
May 25, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 44			42
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2032
Par value	$ 25			25
May 25, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 45			44
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2033
Par value	$ 25			25
May 25, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 48			46
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2035
Par value	$ 25			25
July 31, 2084 [member]
Disclosure of detailed information about borrowings [line items]
Contractual maturity date	July 31, 2084
At par	Jul. 27, 1990
July 31, 2084 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 59			85
Interest rate basis	Floating
Par value	$ 59			85
July 31, 2084 [member] | Floating interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 44
August 31, 2085 [member]
Disclosure of detailed information about borrowings [line items]
Contractual maturity date	August 31, 2085
At par	Aug. 20, 1991
August 31, 2085 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 17			23
Interest rate basis	Floating
Par value	$ 17			$ 23
August 31, 2085 [member] | Floating interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 13